5. Financial risk management (Tables)	12 Months Ended
Dec. 31, 2017
Financial Risk Management Tables
Balances in foreign currency
	Currency	Amount in foreign currency	Exchange rate (1)	Total 12.31.17	Total 12.31.16

ASSETS
CURRENT ASSETS
Financial assets at fair value through profit or loss	USD	66,811	18.549	1,239,277	-
Cash and cash equivalents	USD	238	18.549	4,415	161,753
	EUR	12	22.283	267	200
TOTAL CURRENT ASSETS		67,061		1,243,959	161,953
TOTAL ASSETS		67,061		1,243,959	161,953

LIABILITIES
NON-CURRENT LIABILITIES
Borrowings	USD	224,766	18.649	4,191,666	2,769,599
TOTAL NON-CURRENT LIABILITIES		224,766		4,191,666	2,769,599
CURRENT LIABILITIES
Trade payables	USD	14,036	18.649	261,758	176,506
	EUR	279	22.450	6,263	117
	CHF	546	19.168	10,466	469
	NOK	68	2.290	156	126
Borrowings	USD	3,818	18.649	71,205	53,684
TOTAL CURRENT LIABILITIES		18,747		349,848	230,902
TOTAL LIABILITIES		243,513		4,541,514	3,000,501

(1)	The exchange rates used are the BNA exchange rates in effect as of December 31, 2017 for US Dollars (USD), Euros (EUR), Swiss Francs (CHF) and Norwegian Krones (NOK).

Exposure to currency risk
	12.31.17	12.31.16
Net position Assets/(Liabilities)
US dollar	(3,280,937)	(2,838,036)
Euro	(5,996)	83
Norwegian krone	(156)	(126)
Swiss franc	(10,466)	(469)
Total	(3,297,555)	(2,838,548)

Decrease in results of operations
	12.31.17	12.31.16
Net position Assets/(Liabilities)
US dollar	(328,094)	(283,804)
Euro	(600)	8
Norwegian krone	(16)	(13)
Swiss franc	(1,047)	(47)
Decrease in the results of operations for the year	(329,757)	(283,856)

Loans according to rate and currency

The table below shows the breakdown of the Company’s loans according to interest rate and the currency in which they are denominated:

	12.31.17	12.31.16
Fixed rate:
US dollar	3,321,452	2,823,283
Subtotal loans at fixed rates	3,321,452	2,823,283
Floating rate:
US dollar	941,419	-
Subtotal loans at floating rates	941,419	-
Total loans	4,262,871	2,823,283

Based on the simulations performed, a 1% increase in floating interest rates, with all the other variables remaining constant, would give rise to the following decrease in the profit (loss) for the year:

	12.31.17	12.31.16
Floating rate:
US dollar	(2,098)	-
Decrease in the results of operations for the year	(2,098)	-

Based on the simulations performed, a 1% decrease in floating interest rates, with all the other variables remaining constant, would give rise to the following increase in the profit (loss) for the year:

	12.31.17	12.31.16
Floating rate:
US dollar	2,098	-
Increase in the results of operations for the year	2,098	-

Analysis of non-derivative financial liabilities
	No deadline	Less than 3 months	From 3 months to 1 year	From 1 to 2 years	From 2 to 5 years	More than 5 years	Total
As of December 31, 2017
Trade and other payables	6,061,508	3,980,396	5,550,335	91,997	121,622	-	15,805,858
Borrowings	-	-	338,585	338,585	4,135,941	-	4,813,111
Total	6,061,508	3,980,396	5,888,920	430,582	4,257,563	-	20,618,969

As of December 31, 2016
Trade and other payables	4,907,204	3,937,598	3,018,225	310,860	118,174	-	12,292,061
Borrowings	-	-	288,494	288,494	865,481	2,947,068	4,389,537
Total	4,907,204	3,937,598	3,306,719	599,354	983,655	2,947,068	16,681,598

Gearing ratios
	12.31.17	12.31.16
Total liabilities	24,244,043	18,571,698
Less: cash and cash equivalents	(82,860)	(258,562)
Net debt	24,161,183	18,313,136
Total Equity	1,060,864	361,832
Total capital attributable to owners	25,222,047	18,674,968
Gearing ratio	95.79%	98.06%

Financial assets measured at fair value
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

At December 31, 2017
Assets
Financial assets at fair value through profit or loss:
Government bonds	1,239,282	-	-	1,239,282
Money market funds	1,657,976	-	-	1,657,976
Total assets	2,897,258	-	-	2,897,258

Liabilities
Derivative financial instruments	-	197	-	197
Total liabilities	-	197	-	197

At December 31, 2016
Assets
Cash and cash equivalents
Money market funds	61,461	-	-	61,461
Financial assets at fair value through profit or loss:
Government bonds	387,279	-	-	387,279
Other receivables	28,839	-	-	28,839
Money market funds	1,606,636	-	-	1,606,636
Total assets	2,084,215	-	-	2,084,215